Share-based Compensation - Additional Information (Details)				1 Months Ended							9 Months Ended	12 Months Ended
	Oct. 26, 2018 shares	Dec. 30, 2016 shares	Jan. 07, 2008 shares	Mar. 31, 2019 $ / shares shares	Jan. 31, 2019 $ / shares shares	Dec. 31, 2018 shares	Nov. 30, 2018 $ / shares shares	Jul. 31, 2018 shares	Aug. 31, 2017 $ / shares shares	Jan. 31, 2017 $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Oct. 31, 2007 shares	Apr. 30, 2005 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation costs accelerated and recognized | ¥													¥ 877,321
ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Compensation costs accelerated and recognized | ¥													¥ 6,753,771
Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted (in shares)											50,000	70,000	1,053,150	1,053,150
Granted (in dollars per share) | $ / shares											$ 2.35	$ 0.50		$ 0.58
Options cancelled (in shares)							1,772,584						1,901,752	1,901,752
Vested cancelled (in shares)							1,215,114
Total unrecognized compensation expense | ¥															¥ 331,885
Weighted average period over which unrecognized compensation expense is expected to be recognized												2 years 9 months 10 days
Options | ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options cancelled (in shares)								129,168
Options | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)				75.00%	75.00%		75.00%			75.00%
Vesting period for remaining 75% shares				36 months	36 months		36 months			36 months
Vesting rate on the first anniversary (as a percent)										25.00%
Granted (in shares)				20,000	50,000	1,772,584	690,000			900,000
Granted (in dollars per share) | $ / shares				$ 0.532	$ 0.4868		$ 0.578			$ 1.705
Vesting rate at the end of each year from the grant date over 4 years (as a percent)				25.00%	25.00%		25.00%
Vested immediately on the grant date (in shares)						1,412,336
Options | Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)									75.00%
Vesting period for remaining 75% shares									36 months
Vesting rate on the first anniversary (as a percent)									25.00%
Granted (in shares)							363,150		50,000
Granted (in dollars per share) | $ / shares									$ 2.35
Options | Certain employee and officer
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period							4 years
Share options issued (in shares)							1,452,600
Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested shares granted													2,572,584	2,572,584
Nonvested cancelled (in shares)							557,470						1,262,250	1,262,250
Total unrecognized compensation expense | ¥															¥ 2,077,009
Weighted average period over which unrecognized compensation expense is expected to be recognized												2 years 2 months 1 day
Additional disclosures
Total fair value of shares vested | $											$ 148,500	$ 461,309		$ 2,591,875
Number of vested shares withheld upon vesting to satisfy the minimum tax withholding obligation											11,252	28,456	93,496	93,496
Non-vested shares | ATA Online
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Nonvested cancelled (in shares)								1,262,250
Non-vested shares | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period										4 years
Non-vested shares granted										2,700,000
Non-vested shares | Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)							75.00%
Vesting period for remaining 75% shares							36 months
Non-vested shares granted							800,000
Vesting rate on the first anniversary (as a percent)							25.00%
Grant date over 4 years | Non-vested shares | Employees and officers
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)										25.00%
2005 Share incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized																3,310,300	2,894,000
2005 Share incentive plan | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term												10 years
2005 Share incentive plan | Vesting on first anniversary | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												25.00%
2005 Share incentive plan | Vesting ratably over following 36 months | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												75.00%
2008 Share incentive plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized		5,726,763	336,307
Annual increase in shares reserved (as a percent)			1.00%
Annual increase in shares reserved (in shares)			336,307
Expiration term		10 years	10 years
2008 Share incentive plan | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expiration term												10 years
2008 Share incentive plan | Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period for remaining 75% shares												36 months
Vesting period												4 years
2008 Share incentive plan | Vesting on first anniversary | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												25.00%
2008 Share incentive plan | Vesting ratably over following 36 months | Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												75.00%
2008 Share incentive plan | Grant date over 4 years | Non-vested shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting rate (as a percent)												25.00%
Amendment and Restatement of 2008 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual increase in shares reserved (as a percent)	1.00%
Common shares reserved for issuance	6,965,846
Second Amendment and Restatement of 2008 Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares reserved for issuance															7,423,815